Earnings Per Share	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share

Note 19 — Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2017	2016	2015
Numerator:
Net income	$436,826	$409,331	$446,163
Net income and dividends attributable to participating restricted shares	(3,517)	(3,592)	(4,597)

Numerator for basic earnings per common share	$433,309	$405,739	$441,566

Undistributed income allocated to participating restricted shares	2,512	2,604	3,539
Undistributed income reallocated to participating restricted shares	(2,488)	(2,569)	(3,485)

Numerator for diluted earnings per common share	$433,333	$405,774	$441,620

Denominator:
Weighted average number of shares outstanding — basic	146,017	149,168	154,423
Weighted average number of participating restricted shares	(1,176)	(1,309)	(1,591)

Weighted average number of common shares — basic	144,841	147,859	152,832

Effect of assumed conversion of 0.5% convertible notes	—	5	14
Effect of dilutive stock options granted	1,414	2,002	2,372

Weighted average number of common shares — diluted	146,255	149,866	155,218

Basic earnings per common share	$2.99	$2.74	$2.89

Diluted earnings per common share	$2.96	$2.71	$2.85

For the fiscal years ended September 30, 2017, 2016 and 2015, 1,281, 1,785 and 724 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.